Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued compensation	$ 38,511	$ 49,015	$ 50,312
Sales and other tax liabilities	8,920	10,774	9,550
Other	19,308	20,038	22,077
Accrued expenses and other current liabilities	$ 66,739	$ 79,827	$ 81,939